Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Shares To Be Issued [Member]	Treasury Stock Receivable[Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Nov. 30, 2018		$ 101,977			$ 33,341,695	$ (33,252,338)	$ (34,297)	$ 157,037
Beginning Balance (Shares) at Nov. 30, 2018		101,976,899
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services (in shares)								3,000,000
Issuance of common Stock for services		$ 2,180			312,159			$ 314,339
Issuance of common Stock for services (shares)		2,179,875
Cancellation of shares		$ (135)			(19,861)			(19,996)
Cancellation of shares (in shares)		(134,938)
Redemption of stock issued for service				$ (888,000)	338,000			(550,000)
Issuance of warrants with convertible notes payable					2,290,373			2,290,373
Shares to be issued			$ 20,000					20,000
Stock-based compensation for issuance of stock options					218,154			218,154
Net income (loss)						(4,409,785)		(4,409,785)
Foreign currency translation							(4,115)	(4,115)
Ending Balance at Nov. 30, 2019		$ 10,000	20,000	(888,000)	36,575,000	(37,662,000)	(38,000)	(1,983,000)
Ending Balance (Shares) at Nov. 30, 2019		10,402,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services					118,000			118,000
Issuance of common stock for services (in shares)		62,500
Issuance of common stock for intellectual property					697,000			697,000
Issuance of common stock for intellectual property (in shares)		386,680
Cancellation of shares				888,000	(888,000)
Cancellation of shares (in shares)		(369,999)
Issuance of common stock - Roboro acquisition					556,000			556,000
Issuance of common stock - Roboro acquisition (in shares)		138,889
Shares to be issued			43,000					43,000
Issuance of Series A preferred stock upon conversion of the convertible notes					11,562,000			11,562,000
Issuance of Series A preferred stock upon conversion of the convertible notes (in shares)	1,391
Issuance of warrants for payment of accrued interest					125,000			125,000
Stock-based compensation					648,000			648,000
Warrant exercises		$ 2,000			4,020,000			4,022,000
Warrant exercises (in shares)		2,009,703
Issuance of warrants upon conversion of the convertible notes					240,000			240,000
Net income (loss)						(10,346,000)		(10,346,000)
Foreign currency translation							96,000	96,000
Ending Balance at May. 31, 2020		$ 12,000	63,000		53,653,000	(48,008,000)	58,000	5,778,000
Ending Balance (Shares) at May. 31, 2020	1,391	12,629,957
Beginning Balance at Nov. 30, 2019		$ 10,000	20,000	(888,000)	36,575,000	(37,662,000)	(38,000)	(1,983,000)
Beginning Balance (Shares) at Nov. 30, 2019		10,402,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to exercise of stock options		$ 55			10,376			$ 10,431
Issuance of common stock pursuant to exercise of stock options (in shares)		55,000						55,000
Issuance of common Stock for services		$ 877			428,705			$ 429,582
Issuance of common Stock for services (shares)		877,833
Issuance of common stock for intellectual property		$ 3,867			692,932			696,799
Issuance of common stock for intellectual property (in shares)		3,866,810
Cancellation of shares		$ (3,700)		$ 888,000	(884,300)
Cancellation of shares (in shares)		(3,699,999)
Issuance of common stock - Roboro acquisition		$ 1,389			554,167			555,556
Issuance of common stock - Roboro acquisition (in shares)		1,388,889
Issuance of warrants upon conversion of the convertible notes					239,747			239,747
Issuance of Series A preferred stock upon conversion of the convertible notes	$ 1				11,562,472			11,562,473
Issuance of Series A preferred stock upon conversion of the convertible notes (in shares)	1,391
Issuance of warrants for payment of accrued interest					124,603			124,603
Stock-based compensation					1,252,366			1,252,366
Stock to be issued settled in cash			(20,000)					(20,000)
Warrant exercises		$ 42,010			7,986,251			8,028,261
Warrant exercises (in shares)		42,009,858
Net income (loss)						(12,553,325)		(12,553,325)
Foreign currency translation							66,545	66,545
Ending Balance at Nov. 30, 2020		$ 15,000			58,581,000	(50,215,000)	28,000	8,409,000
Ending Balance (Shares) at Nov. 30, 2020	1,391	14,852,023
Beginning Balance at Feb. 29, 2020		$ 10,000	20,000		37,264,000	(39,947,000)	(75,000)	(2,728,000)
Beginning Balance (Shares) at Feb. 29, 2020		10,481,365
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock - Roboro acquisition					556,000			556,000
Issuance of common stock - Roboro acquisition (in shares)		138,889
Shares to be issued			43,000					43,000
Issuance of Series A preferred stock upon conversion of the convertible notes					11,562,000			11,562,000
Issuance of Series A preferred stock upon conversion of the convertible notes (in shares)	1,391
Stock-based compensation					11,000			11,000
Warrant exercises		$ 2,000			4,020,000			4,022,000
Warrant exercises (in shares)		2,009,703
Issuance of warrants upon conversion of the convertible notes					240,000			240,000
Net income (loss)						(8,061,000)		(8,061,000)
Foreign currency translation							133,000	132,000
Ending Balance at May. 31, 2020		$ 12,000	$ 63,000		53,653,000	(48,008,000)	58,000	5,778,000
Ending Balance (Shares) at May. 31, 2020	1,391	12,629,957
Beginning Balance at Nov. 30, 2020		$ 15,000			58,581,000	(50,215,000)	28,000	8,409,000
Beginning Balance (Shares) at Nov. 30, 2020	1,391	14,852,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to exercise of stock options					35,000			$ 35,000
Issuance of common stock pursuant to exercise of stock options (in shares)		22,667						22,667
Stock-based compensation					1,546,000			$ 1,546,000
Warrant exercises					1,217,000			1,217,000
Warrant exercises (in shares)		486,684
Dividends declared on preferred shares					(1,043,000)			(1,043,000)
Conversion of preferred shares and accrued dividends on preferred shares		$ 5,000			1,038,000			1,043,000
Conversion of preferred shares and accrued dividends on preferred shares (in shares)	(1,391)	5,332,147
Net income (loss)						1,765,000		1,765,000
Foreign currency translation						178,000		178,000
Ending Balance at May. 31, 2021		$ 20,000			61,374,000	(48,450,000)	206,000	13,150,000
Ending Balance (Shares) at May. 31, 2021		20,693,521
Beginning Balance at Feb. 28, 2021		$ 15,000			59,430,000	(50,487,000)	86,000	9,044,000
Beginning Balance (Shares) at Feb. 28, 2021	1,391	14,920,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to exercise of stock options					13,000			13,000
Issuance of common stock pursuant to exercise of stock options (in shares)		8,000
Stock-based compensation					853,000			853,000
Warrant exercises					1,083,000			1,083,000
Warrant exercises (in shares)		433,265
Dividends declared on preferred shares					(1,043,000)			(1,043,000)
Conversion of preferred shares and accrued dividends on preferred shares		$ 5,000			1,038,000			1,043,000
Conversion of preferred shares and accrued dividends on preferred shares (in shares)	(1,391)	5,332,147
Net income (loss)						2,037,000		2,037,000
Foreign currency translation							120,000	120,000
Ending Balance at May. 31, 2021		$ 20,000			$ 61,374,000	$ (48,450,000)	$ 206,000	$ 13,150,000
Ending Balance (Shares) at May. 31, 2021		20,693,521